Stock Incentive Plan - Summary of the Status of Outstanding RSU's (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of Shares, Beginning Balance	11,930	17,684	1,956
Number of Shares, Granted	2,679	2,492	17,159
Number of Shares, Vested	(2,115)	(6,252)	(1,117)
Number of Shares, Forfeited or expired	(390)	(1,994)	(314)
Number of Shares, Ending Balance	12,104	11,930	17,684
Weighted Average Grant Date Fair Value, Beginning Balance	$ 1.48	$ 1.32	$ 1.29
Weighted Average Grant Date Fair Value, Granted	3.87	2.51	1.33
Weighted Average Grant Date Fair Value, Vested	1.63	1.38	1.33
Weighted Average Grant Date Fair Value, Forfeited or expired	2.77	1.68	1.32
Weighted Average Grant Date Fair Value, Ending Balance	$ 1.95	$ 1.48	$ 1.32